Tax (Details) $ in Thousands, $ in Millions		6 Months Ended
	Dec. 22, 2017	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)
Tax [Line Items]
Profits tax (in Dollars)			$ 2
Tax holiday amount (in Dollars)		$ 132		$ 846
Jiangxi Yibo [Member]
Tax [Line Items]
Preferential tax rate		15.00%	15.00%	15.00%
Hong Kong [Member]
Tax [Line Items]
Profit tax rate percentage		8.25%	8.25%
U.S. [Member]
Tax [Line Items]
Corporate income tax rate		21.00%	21.00%	21.00%
California [Member]
Tax [Line Items]
Corporate income tax rate		8.84%	8.84%	8.84%
China [Member]
Tax [Line Items]
Accounting standards rate		25.00%	25.00%
Tax holiday amount (in Dollars)		$ 132		$ 846
China [Member] | High and New Technology Enterprise [Member]
Tax [Line Items]
Preferential tax rate		15.00%	15.00%
Maximum [Member] | U.S. [Member]
Tax [Line Items]
Corporate income tax rate	35.00%
Maximum [Member] | Europe [Member]
Tax [Line Items]
Accounting standards rate		28.00%	28.00%
Minimum [Member] | U.S. [Member]
Tax [Line Items]
Corporate income tax rate	21.00%
Minimum [Member] | Europe [Member]
Tax [Line Items]
Accounting standards rate		16.50%	16.50%